SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Interest paid	$ 180	$ 73
Taxes paid	29	0
Total Other non-cash supplementary	$ 209	$ 73